Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding "Compensation Actually Paid,” as determined under SEC rules, for our PEOs and non-PEO named executive officers (“NEOs”) as a group and Company financial performance for the fiscal years listed below. This disclosure does not necessarily reflect value actually realized by the executive or how our compensation committee evaluates compensation decisions in light of company or individual performance. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment Based On: (5)
Year	Summary Compensation Table Total for Joshua Cohen ($)	Summary Compensation Table Total for Justin Klee ($)	Compensation Actually Paid to Joshua Cohen ($) (4)	Compensation Actually Paid to Justin Klee ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Thousands) ($)	Product Revenue, Net (Thousands) ($) (6)
2023 (1)	7,418,169	7,418,169	(6,397,526)	(6,397,526)	3,086,015	(3,219,394)	81	94	49,271	380,786
2022 (2)	7,178,416	7,178,416	18,570,310	18,570,310	4,256,103	10,183,063	204	90	(198,375)	22,230
2021 (3)	1,424,533	1,424,533	2,586,997	2,586,997	2,059,649	3,033,721	n/a	n/a	(87,931)	—

(1)
For 2023, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello, Camille L. Bedrosian, M.D. and Margaret Olinger.
(2)
For 2022, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello and Margaret Olinger.
(3)
For 2021, the PEOs were our chief executive officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates and Gina M. Mazzariello.
(4)
Compensation Actually Paid reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation, computed in accordance with Item 402(v) of Regulation S-K:

PEO Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for Joshua Cohen ($)	Deduction of Equity Awards for Joshua Cohen ($) (a)	Addition of Adjusted Equity Awards for Joshua Cohen ($) (b)	Compensation Actually Paid to Joshua Cohen ($)
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310
2021	1,424,533	(698,000)	1,860,464	2,586,997

Year	Summary Compensation Total for Justin Klee ($)	Deduction of Equity Awards for Justin Klee ($) (a)	Addition of Adjusted Equity Awards for Justin Klee ($) (b)	Compensation Actually Paid to Justin Klee ($)
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310
2021	1,424,533	(698,000)	1,860,464	2,586,997

Average non-PEO NEOs Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,086,015	(2,391,751)	(3,913,659)	(3,219,394)
2022	4,256,103	(3,538,690)	9,465,650	10,183,063
2021	2,059,649	(1,174,240)	2,148,312	3,033,721

(a)
Represents the grant date fair value of equity-based awards granted each year and reported in the Summary Compensation Table for each year shown. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

The amounts in the Addition of Adjusted Equity Awards in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joshua Cohen ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joshua Cohen ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joshua Cohen ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joshua Cohen ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joshua Cohen ($)	Total - Addition of Adjusted Equity Awards for Joshua Cohen ($)
2023	2,907,378	(5,721,351)	—	(4,663,794)	—	(7,477,767)
2022	12,131,046	3,666,615	—	1,771,232	—	17,568,894
2021	974,586	99,309	—	786,569	—	1,860,464

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Justin Klee ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Justin Klee ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Justin Klee ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Justin Klee ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Justin Klee ($)	Total - Addition of Adjusted Equity Awards for Justin Klee ($)
2023	2,907,378	(5,721,351)	—	(4,663,794)	—	(7,477,767)
2022	12,131,046	3,666,615	—	1,771,232	—	17,568,894
2021	974,586	99,309	—	786,569	—	1,860,464

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Addition of Adjusted Equity Awards for Non-PEO NEOs ($)
2023	1,199,553	(1,766,664)	—	(2,651,863)	(696,708)	(3,913,659)
2022	5,235,934	2,712,055	—	1,515,639	—	9,465,650
2021	1,341,877	71,039	—	733,376	—	2,148,312

The above tables omit columns relating to adjustments necessary for awards granted during the applicable year that vested during the same year or any dividends paid during the applicable year, in each case, because no such adjustments were applicable.

(5)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting January 7, 2022, the date of the Company’s initial public offering, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(6)
Product revenue, net is a GAAP measure reported in the Company’s consolidated statements of operations. We did not use any financial performance measure when setting compensation goals and making compensation decisions for our NEOs in 2022 and 2021. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Description of Relationship Between PEO and non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Description of Relationship Between PEO and non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Income and Loss during the three most recently completed fiscal years.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Product Revenue, Net

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and Product Revenue, net during the three most recently completed fiscal years.

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR to that of the NASDAQ Biotechnology Index.

Company Selected Measure Name		Product revenue, net
Named Executive Officers, Footnote
(2)
For 2022, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello and Margaret Olinger.
(3)
For 2021, the PEOs were our chief executive officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates and Gina M. Mazzariello.

Peer Group Issuers, Footnote
(5)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting January 7, 2022, the date of the Company’s initial public offering, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

PEO Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Total for Joshua Cohen ($)	Deduction of Equity Awards for Joshua Cohen ($) (a)	Addition of Adjusted Equity Awards for Joshua Cohen ($) (b)	Compensation Actually Paid to Joshua Cohen ($)
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310
2021	1,424,533	(698,000)	1,860,464	2,586,997

Year	Summary Compensation Total for Justin Klee ($)	Deduction of Equity Awards for Justin Klee ($) (a)	Addition of Adjusted Equity Awards for Justin Klee ($) (b)	Compensation Actually Paid to Justin Klee ($)
2023	7,418,169	(6,337,928)	(7,477,767)	(6,397,526)
2022	7,178,416	(6,177,000)	17,568,894	18,570,310
2021	1,424,533	(698,000)	1,860,464	2,586,997

Non-PEO NEO Average Total Compensation Amount		$ 3,086,015	[1]	$ 4,256,103	[2]	$ 2,059,649	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ (3,219,394)	[1]	10,183,063	[2]	3,033,721	[3]
Adjustment to Non-PEO NEO Compensation Footnote

Average non-PEO NEOs Summary Compensation Total to Compensation Actually Paid Reconciliation

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Equity Awards for Non-PEO NEOs ($) (a)	Average Addition of Adjusted Equity Awards for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,086,015	(2,391,751)	(3,913,659)	(3,219,394)
2022	4,256,103	(3,538,690)	9,465,650	10,183,063
2021	2,059,649	(1,174,240)	2,148,312	3,033,721

(a)
Represents the grant date fair value of equity-based awards granted each year and reported in the Summary Compensation Table for each year shown. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance:

•
Product Revenue, Net

Net Income (Loss)		$ 49,271	[1]	$ (198,375,000)	[2]	$ (87,931,000)	[3]
Company Selected Measure Amount	[5]	380.786	[1]	22.230	[2]
PEO Name		Joshua Cohen and Justin Klee		Joshua Cohen and Justin Klee		Joshua Cohen and Justin Klee
Measure:: 1
Pay vs Performance Disclosure
Name		Product Revenue, Net
Joshua Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,418,169	[1]	$ 7,178,416	[2]	$ 1,424,533	[3]
PEO Actually Paid Compensation Amount	[4]	(6,397,526)	[1]	18,570,310	[2]	2,586,997	[3]
Justin Klee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		7,418,169	[1]	7,178,416	[2]	1,424,533	[3]
PEO Actually Paid Compensation Amount	[4]	(6,397,526)	[1]	18,570,310	[2]	2,586,997	[3]
PEO | Joshua Cohen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,663,794)		1,771,232		786,569
PEO | Joshua Cohen [Member] | Deduction of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(6,337,928)		(6,177,000)		(698,000)
PEO | Joshua Cohen [Member] | Addition Of Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(7,477,767)		17,568,894		1,860,464
PEO | Joshua Cohen [Member] | Fair Value of Equity Awards Granted During Year Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,907,378		12,131,046		974,586
PEO | Joshua Cohen [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,721,351)		3,666,615		99,309
PEO | Justin Klee [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,663,794)		1,771,232		786,569
PEO | Justin Klee [Member] | Deduction of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(6,337,928)		(6,177,000)		(698,000)
PEO | Justin Klee [Member] | Addition Of Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(7,477,767)		17,568,894		1,860,464
PEO | Justin Klee [Member] | Fair Value of Equity Awards Granted During Year Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,907,378		12,131,046		974,586
PEO | Justin Klee [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,721,351)		3,666,615		99,309
Non-PEO NEO | Average Deduction of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(2,391,751)		(3,538,690)		(1,174,240)
Non-PEO NEO | Average Addition of Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(3,913,659)		9,465,650		2,148,312
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted During Year Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,199,553		5,235,934		1,341,877
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,766,664)		2,712,055		71,039
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,651,863)		$ 1,515,639		$ 733,376
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (696,708)

[1]	For 2023, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello, Camille L. Bedrosian, M.D. and Margaret Olinger.
[2]	For 2022, the PEOs were our Co-Chief Executive Officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates, Gina M. Mazzariello and Margaret Olinger.
[3]	For 2021, the PEOs were our chief executive officers, Joshua Cohen and Justin Klee, and the non-PEO NEOs were James Frates and Gina M. Mazzariello.
[4]	Compensation Actually Paid reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation, computed in accordance with Item 402(v) of Regulation S-K:
[5]	Product revenue, net is a GAAP measure reported in the Company’s consolidated statements of operations. We did not use any financial performance measure when setting compensation goals and making compensation decisions for our NEOs in 2022 and 2021. We may determine a different financial performance measure to be the most important financial performance measure in future years
[6]	Represents the grant date fair value of equity-based awards granted each year and reported in the Summary Compensation Table for each year shown. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.
[7]	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.